INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Product inventories	$ 35.6	$ 51.2
Current work in progress	14.1	60.2
Ore stockpiles	126.6	64.6
Materials and supplies	93.7	106.4
Inventories	270.0	282.4
Less: non-current ore stockpiles included in property, plant and equipment (Note 21)	(106.5)	(28.3)
Inventories	$ 163.5	254.1
Gualcamayo
Disclosure of information about consolidated structured entities [line items]
Current work in progress		$ 45.8